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Defined
Asset Funds[SM]

Select Ten Portfolio
Performance Summary
2nd Quarter o 1998

[encircled flag logo]

A Defined
Strategy for
Total Return




[ML logo] Merrill Lynch

The Select Ten Portfolio o 2nd Quarter Performance Summary o 1998


Select Ten Highlights ----------------------------------------------------

o Reinvestment. You may choose to reinvest your dividends at a reduced sales charge to compound your income.

o Quarterly dividends. You will receive four consolidated checks per year, not 40 for the ten stocks.

o    Affordable.  The minimum investment is $250.

o No sell decisions. You are buying and holding for about a year, a Portfolio of established companies with relatively high dividend yields.

o Tax-efficient. On rollovers to future Portfolios, if available, you will defer recognition of gains and losses on stocks that are contributed to the new Portfolio.

Past Performance of Prior Select Ten Portfolios

The chart below shows average annual total returns for the following Series, which assume annual "rollovers" into the next Portfolio. We've also included returns for the most recently completed Portfolio of each Series.

  ----------------------------------------------------
         Series From Inception Through 6/30/98
  ----------------------------------------------------
   Inception                                 Return
  ----------------------------------------------------
   5/17/91                Series B           16.24%
  ----------------------------------------------------
   1/3/92                 Series A           16.33%
  ----------------------------------------------------
   9/1/92                 Series C           20.21%
  ----------------------------------------------------
   7/22/96                Series 3           24.27%
  ----------------------------------------------------
   11/1/96                Series 5           19.25%
  ----------------------------------------------------
   1/2/97                 Series J           14.26%
  ----------------------------------------------------
   2/25/97                Series 1           10.26%
  ----------------------------------------------------
   4/28/97                Series 2           16.77%


  ----------------------------------------------------
              Most Recently Completed Portfolio
  ----------------------------------------------------
        Period                               Return
  ----------------------------------------------------
   5/27/97--6/30/98       Series B           11.29%
  ----------------------------------------------------
   1/27/97--2/27/98       Series A           18.90%
  ----------------------------------------------------
   9/17/96--10/24/97      Series C           28.52%
  ----------------------------------------------------
   7/22/96--8/29/97       Series 3           33.68%
  ----------------------------------------------------
   11/1/96--12/12/97      Series 5           25.85%
  ----------------------------------------------------
   1/2/97--1/30/98        Series J           12.87%
  ----------------------------------------------------
   2/25/97--3/27/98       Series 1           19.38%
  ----------------------------------------------------
   4/28/97--6/5/98        Series 2           24.49%
  ----------------------------------------------------

Past performance is no guarantee of future results. Average annual total returns represent price changes plus dividends reinvested, divided by the initial public offering price and reflect maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on rollovers and different performance periods.

Hypothetical Past Performance of the Strategy (not any Portfolio)

Growth of $10,000 invested 1/1/73 through 6/30/98.

[A mountain chart compares the cumulative annual performance from 1/1/73 through 6/30/98 of the Strategy(*) (ochre), the DJIA(1) (pink) and the S&P 500 Index(1) (purple). An ochre box in the upper left quadrant indicates the components of the Strategy performance section of the chart ("net of sales charges and expenses"). The horizontal (X) axis compares the cumulative annual performance by year, from 1973 through 6/30/98. The vertical (Y) axis reflects the dollar amount value for each index from 1978 through 6/30/98. The initial value of each investment is $10,000.
Throughout the period from 1978 through 6/30/98, increases in each investment build towards the Y axis. At the end of this period, the Y axis reflects the ending value of the Strategy ($458,377), the ending value of the DJIA ($242,620) and the ending value of the S&P 500 Index ($241,866)].

Since stocks in the Portfolio were chosen solely by applying the Strategy, we analyzed the Strategy to see how it could have performed. Past performance of the Strategy is no guarantee of future results of any Portfolio. The Strategy would have underperformed the DJIA in 12 and the S&P 500 Index in 11 of the last 25 years. There can be no assurance that any Portfolio will outperform either index.]

Average Annual Total Returns
For periods ending 12/31/97

-----------------------------------------------------------------------------
                 3 year    5 year    10 year    15 year    20 year    25 year
-----------------------------------------------------------------------------
Strategy*        26.61%    20.98%    17.52%     18.57%     16.89%     16.25%
-----------------------------------------------------------------------------
DJIA             29.85%    21.81%    18.41%     18.21%     16.33%     13.01%
-----------------------------------------------------------------------------
S&P 500 Index    30.82%    20.06%    17.89%     17.37%     16.41%     12.85%
-----------------------------------------------------------------------------

Annual Total Returns
Strategy returns are net of sales charges and expenses.

-------------------------------------------------------------------
Year              Strategy*        DJIA           S&P 500 Index
-------------------------------------------------------------------
1973                -4.08%        -13.12%            -14.66%
-------------------------------------------------------------------
1974                -2.40         -23.14             -26.47
-------------------------------------------------------------------
1975                55.65          44.40              36.92
-------------------------------------------------------------------
1976                33.25          22.72              23.53
-------------------------------------------------------------------
1977                -2.90         -12.71              -7.19
-------------------------------------------------------------------
1978                -1.91           2.69               6.39
-------------------------------------------------------------------
1979                10.48          10.52              18.02
-------------------------------------------------------------------
1980                24.69          21.41              31.50
-------------------------------------------------------------------
1981                 5.51          -3.40              -4.83
-------------------------------------------------------------------
1982                23.78          25.79              20.26
-------------------------------------------------------------------
1983                36.93          25.68              22.27
-------------------------------------------------------------------
1984                 5.41           1.06               5.95
-------------------------------------------------------------------
1985                27.00          32.78              31.43
-------------------------------------------------------------------
1986                32.96          26.91              18.37
-------------------------------------------------------------------
1987                 5.06           6.02               5.67
-------------------------------------------------------------------
1988                22.44          15.95              16.58
-------------------------------------------------------------------
1989                25.65          31.71              31.11
-------------------------------------------------------------------
1990               -10.14          -0.57              -3.20
-------------------------------------------------------------------
1991                31.81          23.93              30.51
-------------------------------------------------------------------
1992                 6.44           7.34               7.67
-------------------------------------------------------------------
1993                25.30          16.72               9.97
-------------------------------------------------------------------
1994                 1.95           4.95               1.30
-------------------------------------------------------------------
1995                34.97          36.48              37.10
-------------------------------------------------------------------
1996                26.34          28.57              22.69
-------------------------------------------------------------------
1997                19.92          24.78              33.10
-------------------------------------------------------------------
6/30/98              6.18          14.11              17.66
-------------------------------------------------------------------
Average             16.18%         13.32%             13.31%


The results shown are hypothetical past performance of the Strategy (not any Portfolio) and are no guarantee of future results. Returns represent price changes plus dividends reinvested at each year end, divided by the initial public offering price and do not reflect the deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because of commissions, Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, they are not fully invested at all times and stocks may not be weighted equally.

------------
* Net of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses.
     Dow Jones & Company, Inc., owner of the name "Down Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolio or the selection of its stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolio. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc.

[encircled flag logo with "Select Ten Portfolio DJIA" written around circle]

The Select Ten Strategy

The Select Ten Portfolio employs a strategy of investing in the ten highest dividend-yielding stocks in the DJIA and holding them for about one year. When a Portfolio ends, you may choose to reinvest your proceeds into the next Portfolio of the then-current Strategy, if available, or you can redeem your investment at then-current net asset value. Although this is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

The Dow Jones Industrial Average

The Dow Jones Industrial Average consists of 30 common stocks chosen by the editors of The Wall Street Journal as representative of the New York Stock Exchange and of American industry. These companies are highly capitalized and their stocks are widely held by both individual and institutional investors. The current companies are:

Allied Signal                             IBM

Aluminum Co. of America                   International Paper

American Express                          Johnson & Johnson

AT&T                                      J.P. Morgan & Co.

Boeing                                    McDonald's

Caterpillar                               Merck

Chevron                                   Minnesota Mining &
                                              Manufacturing (3M)

Coca-Cola                                 Philip Morris

Du Pont                                   Procter & Gamble

Eastman Kodak                             Sears Roebuck & Co.

Exxon                                     Travelers Group

General Electric                          Union Carbide

General Motors                            United Technologies

Goodyear                                  Wal-Mart Stores

Hewlett-Packard                           Walt Disney


[logo: oval containing "Defined Asset Funds" inside and "Buy With Knowledge o Hold With Confidence" wrapping around bottom edge of logo]

Defining Your Risks

The following are important facts to keep in mind when considering this investment. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments. It may not be appropriate for investors seeking capital preservation. U.S. equity markets have been at historically high levels and no assurance can be given that these levels will continue.

o There can be no assurance that the Portfolio will meet its objective.

o The value of your investment will fluctuate with the prices of the underlying stocks. There can be no assurance that dividend rates will be maintained or that stock prices will not decrease.

o These stocks may have higher yields because they or their industries are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which caused these relatively low prices and high yields will change.

o Generally, dividends and any gains (except to a limited extent on rollovers) will be subject to tax each year.

Find Out More About Our Current Series

Defined Asset Funds plans to offer nine Select Ten Portfolios each year. For details on the latest offering, or for a free brochure on the Defined Asset Funds Select Ten (DJIA) Portfolio, call your financial professional.

A free prospectus containing more complete information, including all charges and expenses, is available. Please read the prospectus carefully before you invest.

Additional Select Ten Portfolios containing the then-highest dividend-yielding stocks may be offered in the future. Information contained herein is subject to amendment. A registration statement relating to the securities of the next Portfolio has been filed with the Securities and Exchange Commission. The securities of that Portfolio may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This brochure shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state.

[recycling logo] Printed on Recycled Paper

                                                                  70109SJ-7/98

[Copyright] 1998 Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Member
SIPC.